STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements Of Operations
Net Revenues	$ 677,105	$ 59,463	$ 1,506,198	$ 384,289	$ 704,189	$ 335,096
Operating expenses:
Cost of operations	(440,965)	(33,213)	(1,073,505)	(305,786)	603,189	243,642
Selling, general and administrative expense	(434,059)	(313,362)	(3,561,484)	(1,131,707)	1,431,695	1,957,531
Gain on accounts payable write off	59,899		59,899
Gain on deferred revenue write off			2,998,242
Total operating expenses	(815,125)	(346,575)	(1,576,848)	(1,437,493)	2,034,884	2,201,173
Net loss from operations	(138,020)	(287,112)	(70,650)	(1,053,204)	(1,330,695)	(1,866,077)
Interest income (expense), net	(54,193)	17	(54,020)	79	99	160
Gain (loss) on derivative liability	234,591		(67,409)
Loss on conversion of debt from a related party			(387,500)
Net income (loss) before income taxes	42,378	(287,095)	(579,579)	(1,053,125)	(1,330,596)	(1,865,917)
Income tax provision	16,000	16,000	48,000	48,000	64,000	64,000
Net income (loss)	$ 26,378	$ (303,095)	$ (627,579)	$ (1,101,125)	$ (1,394,596)	$ (1,929,917)
Basic and diluted net income (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Weighted-average common shares outstanding, basic and diluted					133,559,623	118,911,070
Weighted-average common shares outstanding, basic	202,675,382	135,467,960	194,309,478	130,725,783
Weighted-average common shares outstanding, diluted	218,479,480	135,467,960	194,309,478	130,725,783